Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income for the year	$ 13,817	$ 16,397
Items that may subsequently be reclassified to net income:
Currency translation differences	(23,052)	(13,140)
Items that will not subsequently be reclassified to net income:
Gain on FVTOCI investments	18,212	11,709
Tax expense on FVTOCI investments	(2,346)	(50)
Other comprehensive loss for the year	(7,186)	(1,481)
Total comprehensive income for the year	$ 6,631	$ 14,916